UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Phil Corbet     Guernsey, Channel Islands     May 15, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $880,989 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12890                      Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    52695  3161090 SH       DEFINED 01            2914690        0   246400
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    91330  1433970 SH       DEFINED 01            1301070        0   132900
BANK OF NEW YORK MELLON CORP   COM              064058100    84946  2035600 SH       DEFINED 01            1867100        0   168500
CISCO SYS INC                  COM              17275R102    73208  3038940 SH       DEFINED 01            2751740        0   287200
COREL CORP NEW                 COM              21869X103     1694   155400 SH       DEFINED 01             155400        0        0
CVS CAREMARK CORPORATION       COM              126650100    86221  2128400 SH       DEFINED 01            1928000        0   200400
E M C CORP MASS                COM              268648102    77092  5376000 SH       DEFINED 01            4942500        0   433500
EQUIFAX INC                    COM              294429105    47581  1379970 SH       DEFINED 01            1227670        0   152300
FIDELITY NATL INFORMATION SV   COM              31620M106    80818  2118980 SH       DEFINED 01            1968280        0   150700
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    63598   581650 SH       DEFINED 01             517950        0    63700
MICROSOFT CORP                 COM              594918104    86409  3044700 SH       DEFINED 01            2808000        0   236700
ORACLE CORP                    COM              68389X105    83730  4280690 SH       DEFINED 01            3918090        0   362600
UNITED TECHNOLOGIES CORP       COM              913017109    51667   750752 SH       DEFINED 01             680452        0    70300